International Operations (Tables)	12 Months Ended
Dec. 31, 2021
Summary of assets attributable to international operations

	2021	2020

	(Dollars in Thousands)
Loans:
Commercial	$91,861	$90,177
Others	42,936	48,793
	134,797	138,970
Less allowance for probable loan losses	(762)	(753)
Net loans	$134,035	$138,217
Accrued interest receivable	$449	$605